Stockholders' Equity Changes in Accumulated Other Comprehensive Income by Component (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2012	$ (114,042)
Other comprehensive income before reclassifications, net of tax	32,128
Amounts reclassified from AOCI, net of tax	16,890
Other comprehensive income (loss)	49,018	(16,264)	(53,397)
Balance at December 31, 2013	(65,024)	(114,042)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2012	0
Other comprehensive income before reclassifications, net of tax	(136)
Amounts reclassified from AOCI, net of tax	0
Other comprehensive income (loss)	(136)
Balance at December 31, 2013	(136)
Unfunded Employee Benefit Obligations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2012	(81,999)
Other comprehensive income before reclassifications, net of tax	32,264
Amounts reclassified from AOCI, net of tax	13,409
Other comprehensive income (loss)	45,673
Balance at December 31, 2013	(36,326)
Treasury Lock | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2012	(31,651)
Other comprehensive income before reclassifications, net of tax	0
Amounts reclassified from AOCI, net of tax	3,460
Other comprehensive income (loss)	3,460
Balance at December 31, 2013	(28,191)
Foreign Exchange Contract | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at December 31, 2012	(392)
Other comprehensive income before reclassifications, net of tax	0
Amounts reclassified from AOCI, net of tax	21
Other comprehensive income (loss)	21
Balance at December 31, 2013	$ (371)